SHARE-BASED COMPENSATION - Expenses of Share-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 14	$ 48
Expense arising from equity classified share-based payment transactions
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	9	18
Expense arising from liability classified share-based payment transactions
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 5	$ 30